13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: This Amendment:
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Decatur Capital Management
Address:      250 E. Ponce De Leon Avenue
              Suite 325
              Decatur, GA 30030

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Degas A. Wright
Title:       Chief Executive Officer
Phone:       404 270 9838

Signature                         City     State          and Date of Signing:
Degas A. Wright                   Decatur, GA
---------------------          -----------------------     ---------------
Signature                               City     State           Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total: $161,526

List of Other Included Managers:  NONE

                               13F Holdings Report
                              As of Date: 12/31/10

                                                                                            INVESTMENT
ISSUER                       TITLE OF           CUSIP         VALUE    SHARES/  SH/       DISCRETION   OTHER    VOTING AUTHORITY
NAME                         CLASS              NUMBER       (X1000)   PRN AMT  PRN   SOLE(A) SHARED MNGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp           COM          032479AC1     2,584     31,550   SH                            19,050        12,500
Apple Inc                         COM          037833100     7,005     20,100   SH                            12,100         8,000
Autoliv Inc                       COM          052800109     3,407     45,900   SH                            27,700        18,200
AutoZone Inc                      COM          053332102     5,137     18,780   SH                            11,300         7,480
Avery Dennison Corp               COM          053611109     3,491     83,200   SH                            50,200        33,000
Becton Dickinson & Co             COM          075887109     2,739     34,410   SH                            20,750        13,660
Broadcom Corp Cl A                COM          111320107     3,498     88,850   SH                            53,600        35,250
CBS Corp Cl B                     COM          124857202     4,913    192,250   SH                           115,900        76,350
Cimarex Energy Co                 COM          171798101     2,644     22,950   SH                            13,800         9,150
Citigroup Inc                     COM          172967101     2,219    502,150   SH                           302,800       199,350
Cognizant Technology
  Solutions Cl A                  COM          192446102     2,800     34,400   SH                            20,750        13,650
CONSOL Energy Inc                 COM          20854P109     4,925     91,850   SH                            55,400        36,450
Deere & Co                        COM          244199105     3,894     40,200   SH                            24,250        15,950
Dell Inc.                         COM          24702R101     1,540    106,200   SH                            64,000        42,200
Dollar Tree Inc                   COM          256746108     3,103     55,900   SH                            33,700        22,200
Eastman Chemical Co.              COM          277432100     3,133     31,550   SH                            19,050        12,500
EMC Corp MA                       COM          268648102     2,667    100,450   SH                            60,550        39,900
Exxon Mobile Co                   COM          30231G102     6,999     83,200   SH                            50,200        33,000
Fiserv Inc                        COM          337738108     2,878     45,900   SH                            27,700        18,200
Freeport-McMoran
  Copper & Gold                   COM          35671D857     4,144     74,600   SH                            45,000        29,600
General Electric Co               COM          369604103     2,587    129,050   SH                            77,850        51,200
Google Inc Cl A                   COM          38259P508     1,672      2,850   SH                             1,700         1,150
Halliburton Co                    COM          406216101     5,293    106,200   SH                            64,000        42,200
Harris Corp                       COM          413875105     2,422     48,850   SH                            29,450        19,400
Huntington Ingalls                COM          446413106       297      7,165   SH                             4,325         2,840
Intel Corp                        COM          458140100     3,473    172,150   SH                           103,800        68,350
Kimberly Clark Corp               COM          494368103     2,245     34,400   SH                            20,750        13,650
Kraft Foods Inc Cl A              COM          50075N104     2,250     71,750   SH                            43,250        28,500
Las Vegas Sands                   COM          517934107     3,149     74,600   SH                            45,000        29,600
Lauder Estee Cos Inc Cl A    SPONSORED ADR     518439104     5,256     54,550   SH                            32,900        21,650
Life Technologies Corp            COM          53217V109     2,254     43,000   SH                            25,950        17,050
Marathon Oil Co                   COM          565849106     2,753     51,650   SH                            31,150        20,500
Mettler Toledo International      COM          592688105     4,601     26,750   SH                            17,300         9,450
Microsoft Corp.                   COM          594918104     3,860    152,050   SH                            91,650        60,400
Molex Inc                         COM          608554101     2,738    109,000   SH                            65,700        43,300
Northrop Grumman Corp             COM          666807102     2,696     43,000   SH                            25,950        17,050
Novartis AG Sp ADR           SPONSORED ADR     66987V109     2,185     40,200   SH                            24,250        15,950
Nucor Corp                        COM          670346105     2,376     51,650   SH                            31,150        20,500
Parker Hannifin Corp              COM          701094104     4,890     51,650   SH                            31,150        20,500
Phillip Morris International      COM          718172109     3,389     51,650   SH                            31,150        20,500
Public Storage                    REIT         74460D109     2,229     20,100   SH                            12,100         8,000
Qualcomm Inc                      COM          747525103     4,090     74,600   SH                            45,000        29,600
Siemens AG                   SPONSORED ADR     826197501     2,761     20,100   SH                            12,100         8,000
Smucker J M Co                    COM          832696405     2,662     37,300   SH                            22,500        14,800
Starwood Hotel                    COM          85590A203     2,406     41,400   SH                            24,950        16,450
Stryker Corp                      COM          863667101     2,614     43,000   SH                            25,950        17,050
UBS AG                       SPONSORED ADR     902641612     2,329    129,050   SH                            77,850        51,200
Union Pacific Corp                COM          907818108     2,822     28,700   SH                            17,300        11,400
UnitedHealth Group Inc            COM          91324P102     3,114     68,900   SH                            41,550        27,350
Yahoo Inc                         COM          984332106     2,393    143,500   SH                            86,550        56,950